Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MMBTU T $ / ton	Dec. 31, 2023 USD ($) T $ / ton	Dec. 31, 2019 USD ($)	Nov. 01, 2012 T
Disclosure of commitments and contingencies [Abstract]
Capital commitments, volume				12,100
Capital commitments, term				20 years
Capital commitments, annual minimum				500
Capital commitments, annual maximum				2,400
Capital commitments, quantity received	531	985
Capital commitments, quantity to be received	4,273	4,804
Capital commitments excluding taxes and fees (in dollars per ton) | $ / ton	22.27	21.05
Capital commitments, supply commitment to be paid | $			$ 11,600
Capital commitments, supply commitment to be paid, term			6 years
Capital commitments, supply commitment to be paid, annual amount | $			$ 1,935
Payments for capital commitments | $		$ 8,390
Capital commitments, quantity to be paid | MMBTU	900,000